Quarterly Financial Data (Tables)	12 Months Ended
Dec. 31, 2011
Quarterly Financial Data

	Three Months Ended
(in millions, except per share amounts)	March 31	June 30	Sept. 30	Dec. 31
2011
Total revenue	$297.2	$336.4	$306.2	$318.6
Net (loss) income before income taxes	(96.7)	30.7	(4.0)	8.1
Net (loss) income	(94.1)	21.6	(10.8)	1.4
Net (loss) income per common share
Basic*	$(3.42)	$0.79	$(0.39)	$0.05
Diluted*	$(3.42)	$0.78	$(0.39)	$0.05

Comprehensive (loss) income	$(86.2)	$31.3	$(61.9)	$27.1

	Three Months Ended
(in millions, except per share amounts)	March 31	June 30	Sept. 30	Dec. 31
2010
Total revenue	$372.3	$362.4	$333.3	$316.5
Net income before income taxes	38.7	34.3	33.2	15.7
Net income	23.9	27.3	24.2	11.3
Net income per common share
Basic*	$0.78	$0.91	$0.83	$0.40
Diluted*	$0.77	$0.90	$0.82	$0.39

Comprehensive income (loss)	$29.8	$27.6	$84.1	$(14.6)

*	Basic and diluted net income per common share are computed independently for each quarter and full year based on the respective average number of common shares outstanding; therefore, the sum of the quarterly net income per common share data may not equal the net income per common share for the year.